UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

MORTGAGE BACKED

SECURITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Mortgage Backed Securities Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Western Asset Mortgage Backed Securities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 3.93% during the six months ended June 30, 2014.

IV	Western Asset Mortgage Backed Securities Fund

Performance review

For the six months ended June 30, 2014, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned 4.41%. The Fund’s unmanaged benchmark, Barclays U.S. Mortgage-Backed Securities Indexvi, returned 4.03% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned 3.79% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[2]	4.62%
Class A	4.41%
Class B3	3.95%
Class C	4.12%
Class C1♦	4.22%
Class I	4.69%
Barclays U.S. Mortgage-Backed Securities Index	4.03%
Lipper U.S. Mortgage Funds Category Average[1]	3.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class 1, Class A, Class B, Class C, Class C1 and Class I shares were 2.89%, 2.55%, 1.80%, 1.90%, 2.13% and 3.01%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C, Class C1 and Class I shares were 0.71%, 0.94%, 1.68%, 1.73%, 1.43% and 0.61%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 131 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Mortgage Backed Securities Fund	V

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

VI	Western Asset Mortgage Backed Securities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class 1	4.62%	$1,000.00	$1,046.20	0.74%	$3.75	Class 1	5.00%	$1,000.00	$1,021.12	0.74%	$3.71
Class A	4.41	1,000.00	1,044.10	0.96	4.87	Class A	5.00	1,000.00	1,020.03	0.96	4.81
Class B	3.95	1,000.00	1,039.50	1.84	9.30	Class B	5.00	1,000.00	1,015.67	1.84	9.20
Class C	4.12	1,000.00	1,041.20	1.72	8.71	Class C	5.00	1,000.00	1,016.27	1.72	8.60
Class C1	4.22	1,000.00	1,042.20	1.51	7.65	Class C1	5.00	1,000.00	1,017.31	1.51	7.55
Class I	4.69	1,000.00	1,046.90	0.59	2.99	Class I	5.00	1,000.00	1,021.87	0.59	2.96

2	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

4	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 63.6%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.422%	2/25/36	$731,932	$606,915	(a)
American Home Mortgage Assets, 2006-3 3A12	0.342%	10/25/46	1,466,118	1,089,642	(a)
American Home Mortgage Assets, 2006-6 A1A	0.342%	12/25/46	1,208,088	867,036	(a)
ARM Trust, 2005-1 5M1	1.202%	5/25/35	4,633,095	4,351,472	(a)
Banc of America Commercial Mortgage Trust, 2007-3 AJ	5.775%	6/10/49	840,000	879,188	(a)
Banc of America Funding Corp., 2005-B 3A1	0.383%	4/20/35	1,474,845	1,412,253	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.832%	9/25/34	208,537	208,681	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.587%	2/25/36	144,988	117,380	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.382%	10/25/35	3,314,522	3,057,053	(a)(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C3 AJ	5.965%	5/15/46	850,000	876,405	(a)
Connecticut Avenue Securities, 2013-C01 M2	5.402%	10/25/23	11,110,000	13,398,360	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	0.442%	5/25/34	3,949,681	3,875,545	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.412%	7/25/35	360,415	321,619	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.383%	7/20/35	995,657	868,844	(a)
Countrywide Alternative Loan Trust, 2005-27 1A3	1.595%	8/25/35	3,414,062	3,233,100	(a)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.471%	8/25/35	5,319,817	4,138,807	(a)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.681%	8/25/35	5,293,522	4,570,755	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.482%	10/25/35	397,854	335,593	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.422%	1/25/36	58,278	52,203	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.452%	1/25/36	520,197	450,562	(a)
Countrywide Alternative Loan Trust, 2005-J04 M2	0.792%	7/25/35	8,954,000	7,906,955	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.353%	7/20/46	306,935	211,119	(a)
Countrywide Alternative Loan Trust, 2006-0A2 X1P, IO	2.653%	5/20/46	10,470,917	752,612	(a)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.348%	9/25/37	5,279,371	1,240,644	(a)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.798%	10/25/37	5,484,752	1,175,799	(a)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	4,019,187	3,095,630
Countrywide Home Loans, 2003-HYB1 1A1	2.706%	5/19/33	202,166	200,039	(a)
Countrywide Home Loans, 2004-16 1A3A	0.912%	9/25/34	3,181,075	3,066,699	(a)
Countrywide Home Loans, 2004-R1 1AF	0.552%	11/25/34	347,153	319,094	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.572%	11/25/34	171,833	152,308	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	991,401	899,249	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.572%	7/25/36	600,431	527,926	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.512%	3/25/35	88,897	80,130	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.749%	1/15/49	900,000	913,085	(a)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	410,678	427,172
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	134,073

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	$124,562	$7,440
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.998%	5/15/29	186,447	23,518	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.498%	4/15/36	2,771,812	421,947	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.988%	1/15/37	191,650	26,319	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.848%	12/15/37	1,741,083	323,044	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	94,935	7,913
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	7,079,789	7,753,941
Federal Home Loan Mortgage Corp. (FHLMC), 3740 DS, IO	5.868%	10/15/40	14,796,743	2,761,022	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,630,210
Federal Home Loan Mortgage Corp. (FHLMC), 3921 SB, IO	6.408%	9/15/41	13,085,257	2,841,719	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.798%	10/15/41	2,500,144	497,455	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3983 GS, IO	5.808%	1/15/42	13,819,823	2,782,683	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3990 GS, IO, PAC-1	6.448%	3/15/41	18,131,989	3,466,350	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	4,366,804	841,594
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	5,440,006	652,362
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,572,642	184,535
Federal Home Loan Mortgage Corp. (FHLMC), 4057 IL, IO	3.000%	6/15/27	40,341,274	5,145,542
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.898%	7/15/42	262,504	56,514	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 SB, IO	5.848%	7/15/42	7,807,763	1,643,750	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	6,437,637	805,371
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,744,538	1,490,824
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.898%	8/15/42	528,496	120,531	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	10,646,304	1,998,540
Federal Home Loan Mortgage Corp. (FHLMC), 4120 YS, IO	5.998%	10/15/42	23,609,015	5,225,539	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	49,285,638	5,975,884
Federal Home Loan Mortgage Corp. (FHLMC), 4134 IM, IO, PAC	3.500%	11/15/42	11,915,938	2,258,110
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.998%	11/15/42	436,095	95,905	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.998%	11/15/42	458,479	105,465	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.998%	11/15/42	631,962	137,640	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	21,978,555	3,201,667
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA Remics IO	3.000%	12/15/32	12,354,022	1,988,725
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	7,555,295	1,052,389
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	9,412,642	1,744,372
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	23,927,494	3,728,473

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	7

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	$39,990,713	$5,827,907
Federal Home Loan Mortgage Corp. (FHLMC), 4156 SA, IO, PAC	6.048%	1/15/33	13,000,639	2,578,139	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4166 PZ, PAC-11	3.250%	2/15/43	4,176,899	3,572,896
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	13,355,892	1,717,896
Federal Home Loan Mortgage Corp. (FHLMC), 4173 AZ	3.000%	3/15/43	4,810,670	3,984,067
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.098%	9/15/42	3,657,124	680,769	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4206 CZ	3.000%	5/15/43	5,164,960	4,215,377
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,338,238	7,872,863
Federal Home Loan Mortgage Corp. (FHLMC), 4226 GZ	3.000%	7/15/43	5,126,416	4,216,318
Federal Home Loan Mortgage Corp. (FHLMC), 4333 IB, IO	5.000%	4/15/44	197,099	35,974
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	2.050%	12/15/37	24,800,000	2,139,000	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,939,788	3,285,005
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 267 S5, IO	5.848%	8/15/42	16,675,163	3,862,601	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 309 PO, PO	0.000%	8/15/43	12,019,135	9,237,083
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 311 S1, IO	5.798%	8/15/43	7,146,080	1,655,015	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 326 PO, PO	0.000%	3/15/44	12,340,869	9,668,312
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 327 PO, PO	0.000%	3/15/44	8,188,082	6,169,270
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4 STRIPS, IO	1.986%	2/15/38	10,800,000	855,563	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.363%	4/25/20	5,182,902	268,272	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	16,200,000	2,098,297	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.855%	1/25/42	21,598,714	2,163,327	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.371%	6/25/21	31,205,661	2,228,084	(a)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	302,492	64,900
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	2,020,510	2,196,179
Federal National Mortgage Association (FNMA), 2009-059 LB	5.372%	8/25/39	1,938,249	2,021,454	(a)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	5,000,000	5,421,333

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	$1,957,388	$396,652
Federal National Mortgage Association (FNMA), 2010-059 PC,PAC	5.000%	6/25/40	19,140,000	21,426,522
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.408%	8/25/40	6,698,255	915,690	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	1,105,853	1,240,272
Federal National Mortgage Association (FNMA), 2010-123 SK, IO	5.898%	11/25/40	9,459,520	1,804,929	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.378%	1/25/41	3,589,979	622,615	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	765,317	857,683
Federal National Mortgage Association (FNMA), 2011-051 SM, IO	5.698%	6/25/41	19,465,640	3,027,487	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	353,685	408,274
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.548%	11/25/40	13,726,192	1,890,013	(a)
Federal National Mortgage Association (FNMA), 2011-062 LS, IO	6.448%	1/25/32	9,560,342	1,623,260	(a)
Federal National Mortgage Association (FNMA), 2011-087 SH, IO	6.398%	3/25/41	14,077,551	2,616,112	(a)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	2,527,244	320,744
Federal National Mortgage Association (FNMA), 2011-144 PT	12.116%	1/25/38	1,916,839	2,393,164	(a)
Federal National Mortgage Association (FNMA), 2012-009 WS, IO	6.348%	2/25/42	16,391,829	3,809,246	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.398%	12/25/40	15,415,549	2,918,453	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	2,955,924	3,318,409
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	18,954,103	2,518,733
Federal National Mortgage Association (FNMA), 2012-047 JS, IO	6.348%	5/25/42	9,547,846	2,372,090	(a)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,587,006	1,802,528
Federal National Mortgage Association (FNMA), 2012-067 KS, IO	5.798%	7/25/42	12,121,645	2,379,584	(a)
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	4,450,879	527,684
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.798%	7/25/42	30,234,428	6,423,425	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	9

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.448%	7/25/42	$10,177,782	$1,825,073	(a)
Federal National Mortgage Association (FNMA), 2012-114 SB, IO	5.898%	10/25/42	18,903,472	4,381,592	(a)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	5,423,787	913,062
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.998%	11/25/42	825,552	188,651	(a)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.998%	11/25/42	1,360,618	323,407	(a)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.998%	12/25/42	457,775	104,684	(a)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.998%	12/25/42	985,499	202,822	(a)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	7,386,310	1,004,371
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	27,496,943	3,500,619
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	16,466,012	2,202,963
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	1,347,665	1,504,231
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	9,688,149	10,858,371
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	6.048%	7/25/41	9,419,240	1,840,889	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.998%	2/25/43	2,824,819	620,975	(a)
Federal National Mortgage Association (FNMA), 2013-037, IO	3.000%	4/25/33	22,322,628	3,714,378
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	4,419,739	3,680,151
Federal National Mortgage Association (FNMA), 364 13, IO	6.000%	9/1/35	283,952	60,380
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/25/38	452,309	80,279
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/25/37	314,926	55,979
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	242,518	44,316
Federal National Mortgage Association (FNMA), 407 42, IO	6.000%	1/25/38	193,736	33,968
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	1,972,938	377,591
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/1/35	5,182,420	865,829
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	38,496,314	8,327,143
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	4,500,000	4,401,313	(a)
Government National Mortgage Association (GNMA), 2002-057 FK	0.652%	8/16/32	1,120,593	1,126,784	(a)

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.408%	7/16/33	$60,796	$10,584	(a)
Government National Mortgage Association (GNMA), 2004-059 FP	0.452%	8/16/34	1,715,264	1,716,702	(a)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	6.048%	10/16/34	1,984,569	343,121	(a)
Government National Mortgage Association (GNMA), 2006-025 SI, IO, PAC	6.547%	5/20/36	1,689,336	276,332	(a)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	6.097%	4/20/37	10,705,529	2,049,838	(a)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.447%	7/20/37	2,316,557	334,608	(a)
Government National Mortgage Association (GNMA), 2009-104 KS, IO, PAC	6.348%	8/16/39	3,306,891	274,113	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.303%	11/20/59	2,196,215	2,251,731	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.948%	11/16/34	4,853,508	911,741	(a)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	48,737,251	11,276,309
Government National Mortgage Association (GNMA), 2010-013, IO	0.465%	11/16/51	44,833,654	1,130,100	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.347%	3/20/39	196,921	26,228	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	2,850,195	136,648
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.327%	4/20/40	39,357	6,901	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,700,000	4,030,817
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.848%	5/16/40	1,748,876	326,077	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.497%	1/20/40	106,772	15,716	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	1,400,000	199,447
Government National Mortgage Association (GNMA), 2010-102, IO	1.179%	6/16/52	4,750,688	242,394	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	1,228,571	152,794
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	2,521,978	266,450

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	11

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-118, IO	0.969%	4/16/53	$9,465,066	$413,623	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	18,631,826	2,498,491
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.387%	4/20/38	5,697,114	779,990	(a)
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	3,185,801	265,381
Government National Mortgage Association (GNMA), 2010-H02 FA	0.831%	2/20/60	6,259,535	6,318,231	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.928%	3/16/39	1,082,682	139,567	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	1,265,348	112,589
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	2,424,896	173,175
Government National Mortgage Association (GNMA), 2011-070 PO, PO	0.000%	5/16/41	9,213,808	7,548,448
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,077,098
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,600,000	1,758,868
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.947%	9/16/46	28,642,362	1,447,270	(a)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.497%	2/20/41	6,229,678	1,047,466	(a)
Government National Mortgage Association (GNMA), 2012-021 QS, IO, PAC	6.497%	2/20/42	9,952,224	2,116,769	(a)
Government National Mortgage Association (GNMA), 2012-038 MI, IO, PAC	4.000%	3/20/42	29,496,345	5,926,323
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.981%	3/16/49	13,393,786	827,736	(a)
Government National Mortgage Association (GNMA), 2012-047 CI, IO, PAC	4.000%	3/20/42	24,355,598	4,940,204
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	3,353,700	549,640
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.922%	8/16/52	77,367,939	5,118,818	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.859%	2/16/53	21,874,282	1,457,921	(a)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	1.037%	1/16/53	5,990,302	531,576	(a)

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.859%	2/16/53	$10,029,401	$698,207	(a)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	16,636,680	3,846,229
Government National Mortgage Association (GNMA), 2012-136 BI, IO	3.500%	11/20/42	5,325,394	1,148,584
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	15,459,701	3,600,493
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	4,172,005	952,477
Government National Mortgage Association (GNMA), 2013-010 BI, IO	3.500%	1/16/43	10,169,236	2,310,732
Government National Mortgage Association (GNMA), 2013-027 PZ, PAC-11	3.500%	2/20/43	999,660	866,122
Government National Mortgage Association (GNMA), 2013-037 JZ, PAC-11	3.500%	3/20/43	1,129,272	982,577
Government National Mortgage Association (GNMA), 2013-054 JZ, PAC-11	3.500%	4/20/43	828,085	724,124
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	9,246,269	1,740,313
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	2,674,581	627,544
Government National Mortgage Association (GNMA), 2013-082 IG, IO	3.500%	5/20/43	3,529,888	860,103
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	5,005,862	1,084,870
Government National Mortgage Association (GNMA), 2013-088 SL, IO	4.097%	5/20/43	5,688,279	628,783	(a)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	14,123,208	2,237,440
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.862%	11/16/47	28,636,495	1,845,307	(a)
Government National Mortgage Association (GNMA), 2013-113 AZ	3.000%	8/20/43	6,680,448	5,329,812
Government National Mortgage Association (GNMA), 2013-119 TZ	3.000%	8/20/43	10,227,263	8,684,562
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.768%	11/16/54	38,145,854	2,050,759	(a)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.983%	9/16/51	14,997,116	1,131,825	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.124%	9/16/44	7,579,242	587,785	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	13

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2013-147 QS, IO, PAC	6.597%	12/20/39	$2,110,377	$386,180	(a)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.547%	6/20/43	19,098,351	3,905,515	(a)
Government National Mortgage Association (GNMA), 2013-157 IA, IO	3.500%	4/20/40	13,128,159	2,160,710
Government National Mortgage Association (GNMA), 2013-163, IO	1.215%	2/16/46	19,584,005	1,631,582	(a)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.993%	5/16/55	29,117,895	1,891,600	(a)
Government National Mortgage Association (GNMA), 2014-001 IO, IO	0.892%	9/16/55	49,793,864	3,046,414	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.038%	6/16/55	15,144,348	1,072,023	(a)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	6,533,464	1,321,844
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.384%	2/16/48	8,238,730	680,750	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.040%	9/16/55	8,105,667	613,676	(a)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.450%	6/16/44	5,800,000	1,015,906	(a)
GS Mortgage Securities Trust, 2006-GG6 C	5.784%	4/10/38	870,000	871,385	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.292%	6/25/34	2,095,285	1,917,684	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.502%	1/25/35	2,623,873	2,225,708	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.502%	1/25/36	3,329,670	2,841,384	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.552%	4/25/36	3,211,126	2,731,820	(a)(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.355%	9/19/46	573,144	453,142	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.892%	12/25/34	4,339,025	4,164,815	(a)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.478%	12/25/36	11,852,710	2,695,525	(a)
IMPAC CMB Trust, 2004-07 1A1	0.892%	11/25/34	630,762	610,813	(a)
IMPAC CMB Trust, 2004-10 3A1	0.852%	3/25/35	628,748	606,115	(a)
IMPAC CMB Trust, 2007-A A	0.402%	5/25/37	1,075,901	1,060,484	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.952%	11/25/34	114,071	111,832	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.472%	3/25/36	470,117	357,726	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.464%	3/25/35	281,581	281,816	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.653%	10/25/35	693,364	605,344	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	874,362
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,430,000	1,262,643

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.329%	7/15/40	$4,160,000	$4,363,957	(a)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.948%	8/25/36	6,586,400	1,638,519	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.478%	2/25/37	20,428,272	5,436,127	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.342%	5/25/46	262,937	213,595	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.179%	12/25/34	17,430	16,912	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.362%	4/25/46	1,116,372	861,812	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.352%	5/25/47	284,642	224,502	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.811%	5/25/36	871,092	832,627	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.664%	8/25/34	262,295	260,599	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.222%	6/25/36	56,240	29,234	(a)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.342%	9/25/46	395,891	337,904	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.652%	2/25/35	405,183	382,477	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,131,225	2,118,642	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.503%	5/25/35	49,738	50,221	(a)
Residential Accredit Loans Inc., 2007-QO4 A1	0.352%	5/25/47	1,916,461	1,602,949	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.342%	5/25/47	1,535,124	1,282,665	(a)
Residential Funding Mortgage Securities I, 2005-SA3 1A	2.768%	8/25/35	6,841,063	5,581,295	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.473%	8/25/34	2,135,005	2,110,120	(a)
Structured ARM Loan Trust, 2005-02 A2	0.402%	2/25/35	353,820	302,157	(a)
Structured ARM Loan Trust, 2005-05 A3	0.382%	5/25/35	116,920	116,829	(a)
Structured ARM Loan Trust, 2005-11 3A	2.450%	5/25/35	2,198,886	2,098,203	(a)
Structured Asset Mortgage Investments Inc., 2005-AR8 A1A	0.432%	2/25/36	4,872,024	3,931,548	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.332%	7/25/46	279,377	220,142	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.436%	9/25/33	827,014	833,135	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.502%	3/25/35	319,993	271,203	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.502%	4/25/35	8,605,392	7,221,671	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.502%	6/25/35	468,665	383,150	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.052%	3/25/44	54,814	50,086	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.092%	9/25/37	48,956	51,423	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.404%	3/16/30	1,766,186	1,504,118	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	860,000	882,250	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.472%	8/25/45	1,372,822	1,315,811	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.442%	10/25/45	111,968	106,008	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.432%	11/25/45	220,396	201,194	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	15

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.422%	12/25/45	$790,550	$748,109	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.440%	12/25/45	89,539	83,031	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.083%	8/25/46	4,698,032	3,251,203	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.101%	7/25/46	321,127	276,242	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.871%	6/25/47	548,598	486,392	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.449%	6/25/33	151,602	154,393	(a)
Total Collateralized Mortgage Obligations (Cost — $525,499,619)				544,898,267
Asset-Backed Securities — 6.9%
ACE Securities Corp., 2004-HE4 M2	1.127%	12/25/34	3,482,984	3,405,580	(a)
ACE Securities Corp., 2004-OP1 M1	0.932%	4/25/34	1,093,636	1,040,156	(a)
ACE Securities Corp., 2005-SD3 A	0.552%	8/25/45	7,973	7,969	(a)
ACE Securities Corp., 2006-GP1 A	0.412%	2/25/31	39,534	37,573	(a)
ACE Securities Corp., 2006-SD1 A1B	0.502%	2/25/36	161,297	160,458	(a)
ACE Securities Corp., 2006-SL2 A	0.492%	1/25/36	1,147,434	174,414	(a)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.527%	11/25/32	2,905,017	2,873,113	(a)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	864,382	878,726
Bayview Financial Acquisition Trust, 2006-B 2A4	0.420%	4/28/36	348,735	338,852	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.322%	9/17/18	70,569	70,569	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	43,260	43,844	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.482%	7/25/36	963,109	726,081	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.442%	2/15/34	479,714	433,357	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.292%	7/15/36	125,800	106,302	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.702%	3/25/33	3,967,281	3,792,935	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.602%	12/25/42	1,114,073	1,050,824	(a)(b)
Fremont Home Loan Trust, 2002-1 M1	1.402%	8/25/33	3,536,642	3,234,340	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.362%	11/25/36	317,196	269,302	(a)
GSAA Home Equity Trust, 2007-4 A2	0.350%	3/25/37	2,685,069	1,464,305	(a)
GSAMP Trust, 2003-SEA A1	0.552%	2/25/33	144,498	135,497	(a)
GSAMP Trust, 2004-SEA2 M2	1.402%	3/25/34	7,000,000	6,445,474	(a)
IMC Home Equity Loan Trust, 1998-1 A5	7.450%	6/20/29	6,398,501	6,523,751
Indymac Seconds Asset Backed Trust, 2006-A A	0.412%	6/25/36	353,534	87,356	(a)

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust, 2001-3 M1	0.977%	9/25/31	$851,329	$735,336	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	1.802%	3/25/33	2,926,365	2,762,348	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.452%	3/25/36	506,698	332,075	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.627%	11/25/33	10,654	10,203	(a)
Novastar Home Equity Loan, 2003-2 A2	0.832%	9/25/33	259,229	255,605	(a)
Park Place Securities Inc., 2004-WCW1 M3	2.027%	9/25/34	3,343,000	3,032,475	(a)
Quest Trust, 2005-X1 M2	0.952%	3/25/35	4,621,207	4,474,623	(a)(b)
RAAC Series, 2005-SP2 2A	0.452%	6/25/44	2,897,480	2,545,306	(a)
RAAC Series, 2006-RP2 A	0.402%	2/25/37	56,192	54,828	(a)(b)
RAAC Series, 2006-RP3 A	0.422%	5/25/36	1,040,872	928,127	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.652%	12/25/33	503,581	490,521	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,952,838	1,593,660
SACO I Trust, 2006-4 A1	0.492%	3/25/36	290,312	426,442	(a)
SACO I Trust, 2006-6 A	0.412%	6/25/36	447,265	715,219	(a)
SACO I Trust, 2006-7 A1	0.412%	7/25/36	87,518	133,136	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.830%	1/25/33	305,656	298,949	(a)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,225,545	2,203,944
Structured Asset Securities Corp., 2002-BC1 M2	3.602%	8/25/32	4,286,343	4,089,394	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.370%	2/25/36	1,461,008	99,017	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.582%	3/25/37	195,233	191,079	(a)(b)
Total Asset-Backed Securities (Cost — $56,218,380)				58,673,065
Mortgage-Backed Securities — 22.0%
FHLMC — 2.6%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	4,481	4,714
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	151,693	164,263
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	619,531	700,240
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	8/1/43	19,472,488	20,626,607
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15- 2/1/16	24,624	24,869
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16- 6/1/16	148,042	153,390
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	179,209	187,596
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	2,155	2,173
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	46,086	51,443
Total FHLMC				21,915,295

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	17

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 16.1%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/15/16	$231	$232
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	1,716	1,738
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/16	112,755	119,770
Federal National Mortgage Association (FNMA)	6.500%	7/1/16	7,385	7,631
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	368,069	390,548
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	166,730	189,369
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	23	23
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	2,167	2,437
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	468,141	524,000
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-10/1/33	8,820,984	9,467,304
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	2,988,850	3,259,723
Federal National Mortgage Association (FNMA)	3.000%	1/1/43	754,122	741,882
Federal National Mortgage Association (FNMA)	3.500%	7/14/44	120,000,000	123,562,500	(d)
Total FNMA				138,267,157
GNMA — 3.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	83,061	100,469
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	227,037	246,422
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,012,372	1,170,738
Government National Mortgage Association (GNMA)	4.500%	2/15/40	3,695,208	4,040,540
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/20/41	15,549,710	17,262,806
Government National Mortgage Association (GNMA)	1.980%	6/20/60	4,693,592	5,005,974	(a)
Government National Mortgage Association (GNMA) II	1.230%	8/20/58	120,456	122,466	(a)
Total GNMA				27,949,415
Total Mortgage-Backed Securities (Cost — $185,030,024)				188,131,867
U.S. Government & Agency Obligations — 5.9%
U.S. Government Obligations — 5.9%
U.S. Treasury Bonds	3.625%	2/15/44	9,490,000	10,016,401
U.S. Treasury Notes	2.750%	2/15/24	39,640,000	40,544,267
Total U.S. Government & Agency Obligations (Cost — $48,965,976)				50,560,668

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security		Expiration Date	Notional Amount	Value
Purchased Options — 0.2%
Federal National Mortgage Association (FNMA), Call @ $101.31		7/7/14	125,000,000	$1,876,177	(c)
Federal National Mortgage Association (FNMA), Put @ $99.31		7/7/14	125,000,000	5	(c)
Total Purchased Options (Cost — $1,269,531)				1,876,182
Total Investments before Short-Term Investments (Cost — $816,983,530)				844,140,049

		Maturity Date	Face Amount
Short-Term Investments — 15.2%
U.S. Government Agencies — 6.4%
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	8/15/14	$28,000,000	27,997,375	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/12/14	12,000,000	11,997,768	(e)
Federal National Mortgage Association (FNMA), Discount Notes	0.087%	12/10/14	15,235,000	15,230,886	(e)
Total U.S. Government Agencies (Cost — $55,222,837)				55,226,029
U.S. Government Obligations — 1.2%
U.S. Treasury Bills (Cost — $9,999,947)	0.012%	7/17/14	10,000,000	9,999,947	(e)
Repurchase Agreements — 7.6%
Barclays Capital Inc. repurchase agreement dated 6/30/14; Proceeds at maturity $32,828,036; (Fully collateralized by U.S. government obligations, 1.500% due 8/31/18; Market value — $33,484,545)	0.040%	7/1/14	32,828,000	32,828,000
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/14; Proceeds at maturity — $32,472,054; (Fully collateralized by U.S. government obligations, 4.500% due 5/15/17; Market value — $33,121,441)	0.060%	7/1/14	32,472,000	32,472,000
Total Repurchase Agreements (Cost — $65,300,000)				65,300,000
Total Short-Term Investments (Cost — $130,522,784)				130,525,976
Total Investments — 113.8% (Cost — $947,506,314#)				974,666,025
Liabilities in Excess of Other Assets — (13.8)%				(118,224,805)
Total Net Assets — 100.0%				$856,441,220

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	19

Schedule of Investments (unaudited) (cont’d)

June 30, 2014

Western Asset Mortgage Backed Securities Fund

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Notional Amount	Value
Federal National Mortgage Association (FNMA), Call	7/7/14	$100.31	$125,000,000	$3,114,606	†
Federal National Mortgage Association (FNMA), Put	7/7/14	100.31	125,000,000	238	†
Total Written Options (Premiums Received — $2,265,625)				$3,114,844

†	Option is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $947,506,314)	$974,666,025
Cash	1,514,997
Receivable for securities sold	168,543,430
Interest receivable	5,128,607
Receivable for Fund shares sold	1,211,794
Deposits with brokers for OTC swap contracts	1,200,000
Deposits with brokers for open futures contracts	1,015,404
Principal paydown receivable	86,459
OTC swaps, at value (net premiums paid — $96,147)	83,986
Receivable from broker — variation margin on open futures contracts	17,684
Prepaid expenses	54,921
Other assets	32,725
Total Assets	1,153,556,032

Liabilities:
Payable for securities purchased	288,939,406
Payable for Fund shares repurchased	4,047,165
Written options, at value (premiums received — $2,265,625)	3,114,844
Investment management fee payable	351,504
Service and/or distribution fees payable	128,172
Distributions payable	65,708
OTC swaps, at value (net premiums paid — $24,253)	27,318
Trustees’ fees payable	3,489
Accrued expenses	437,206
Total Liabilities	297,114,812
Total Net Assets	$856,441,220

Net Assets:
Par value (Note 7)	$783
Paid-in capital in excess of par value	833,673,984
Undistributed net investment income	2,432,985
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(6,459,768)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	26,793,236
Total Net Assets	$856,441,220

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	21

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class 1	3,696,676
Class A	43,508,410
Class B	1,196,215
Class C	652,072
Class C1	2,527,317
Class I	26,675,372

Net Asset Value:
Class 1 (and redemption price)	$10.94
Class A (and redemption price)	$10.93
Class B*	$10.94
Class C*	$10.92
Class C1*	$10.94
Class I (and redemption price)	$10.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.42

*	Redemption price per share is NAV of Class B, Class C and Class C1 shares reduced by a 4.50%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$19,108,718

Expenses:
Investment management fee (Note 2)	2,128,871
Service and/or distribution fees (Notes 2 and 5)	802,063
Transfer agent fees (Note 5)	564,137
Registration fees	45,651
Fund accounting fees	43,593
Legal fees	38,593
Shareholder reports	30,882
Audit and tax	24,164
Trustees’ fees	7,439
Insurance	7,140
Custody fees	4,147
Miscellaneous expenses	3,756
Total Expenses	3,700,436
Net Investment Income	15,408,282

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	8,003,141
Futures contracts	1,912,313
Written options	500,042
Swap contracts	25,019
Net Realized Gain	10,440,515
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,831,097
Futures contracts	963,015
Written options	(599,599)
Swap contracts	(797,339)
Change in Net Unrealized Appreciation (Depreciation)	12,397,174
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	22,837,689
Increase in Net Assets from Operations	$38,245,971

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$15,408,282	$26,320,723
Net realized gain (loss)	10,440,515	(12,597,123)
Change in net unrealized appreciation (depreciation)	12,397,174	(4,163,396)
Increase in Net Assets From Operations	38,245,971	9,560,204

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(16,836,658)	(29,929,605)
Decrease in Net Assets From Distributions to Shareholders	(16,836,658)	(29,929,605)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	96,712,826	554,209,843
Reinvestment of distributions	15,177,649	25,576,453
Cost of shares repurchased	(126,818,424)	(347,715,977)
Increase (Decrease) in Net Assets From Fund Share Transactions	(14,927,949)	232,070,319
Increase in Net Assets	6,481,364	211,700,918

Net Assets:
Beginning of period	849,959,856	638,258,938
End of period*	$856,441,220	$849,959,856
*Includesundistributed net investment income of:	$2,432,985	$3,861,361

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.67	$10.89	$10.55	$10.32	$9.77	$9.28

Income (loss) from operations:
Net investment income	0.20	0.39	0.34	0.25	0.28	0.36
Net realized and unrealized gain (loss)	0.29	(0.18)	0.48	0.43	0.65	0.49
Total income from operations	0.49	0.21	0.82	0.68	0.93	0.85

Less distributions from:
Net investment income	(0.22)	(0.43)	(0.36)	(0.29)	(0.33)	(0.36)
Net realized gains	—	—	(0.12)	(0.16)	(0.05)	—
Total distributions	(0.22)	(0.43)	(0.48)	(0.45)	(0.38)	(0.36)

Net asset value, end of period	$10.94	$10.67	$10.89	$10.55	$10.32	$9.77
Total return[3]	4.62%	1.95%	7.94%	6.60%	9.68%	9.26%

Net assets, end of period (millions)	$40	$41	$46	$48	$52	$53

Ratios to average net assets:
Gross expenses	0.74%[4]	0.71%	0.78%	0.79%	0.81%	0.79%
Net expenses[5,6]	0.74 [4]	0.71	0.74 [7]	0.77 [7]	0.76 [7]	0.67 [7,8]
Net investment income	3.75 [4]	3.55	3.18	2.38	2.76	3.75

Portfolio turnover rate[9]	213%	156%	97%	124%	265%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. In addition to the contractual expense limitation, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses effective July 27, 2007 through September 17, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014 and 549%, 229%, 628%, 1,064% and 298% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.66	$10.88	$10.53	$10.31	$9.77	$9.27

Income (loss) from operations:
Net investment income	0.19	0.37	0.32	0.23	0.26	0.33
Net realized and unrealized gain (loss)	0.29	(0.18)	0.49	0.41	0.64	0.50
Proceeds from settlement of a regulatory matter	—	—	—	—	0.01	—
Total income from operations	0.48	0.19	0.81	0.64	0.91	0.83

Less distributions from:
Net investment income	(0.21)	(0.41)	(0.34)	(0.26)	(0.32)	(0.33)
Net realized gains	—	—	(0.12)	(0.16)	(0.05)	—
Total distributions	(0.21)	(0.41)	(0.46)	(0.42)	(0.37)	(0.33)

Net asset value, end of period	$10.93	$10.66	$10.88	$10.53	$10.31	$9.77
Total return[3]	4.41%	1.71%	7.77%	6.24%	9.42%[4]	9.11%

Net assets, end of period (millions)	$475	$495	$500	$480	$433	$427

Ratios to average net assets:
Gross expenses	0.96%[5]	0.94%	0.99%	1.02%	1.01%	0.98%
Net expenses[6]	0.96 [5]	0.94	0.99	1.02	1.01	0.92 [7,8]
Net investment income	3.54 [5]	3.35	2.94	2.14	2.51	3.50

Portfolio turnover rate[9]	213%	156%	97%	124%	265%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.31%. Class A received $512,812 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014 and 549%, 229%, 628%, 1,064% and 298% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.67	$10.89	$10.54	$10.31	$9.77	$9.28

Income (loss) from operations:
Net investment income	0.14	0.28	0.23	0.15	0.19	0.28
Net realized and unrealized gain (loss)	0.29	(0.17)	0.50	0.43	0.65	0.48
Proceeds from settlement of a regulatory matter	—	—	—	—	0.02	—
Total income from operations	0.43	0.11	0.73	0.58	0.86	0.76

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.26)	(0.19)	(0.27)	(0.27)
Net realized gains	—	—	(0.12)	(0.16)	(0.05)	—
Total distributions	(0.16)	(0.33)	(0.38)	(0.35)	(0.32)	(0.27)

Net asset value, end of period	$10.94	$10.67	$10.89	$10.54	$10.31	$9.77
Total return[3]	3.95%	0.96%	6.98%	5.59%	8.83%[4]	8.33%

Net assets, end of period (millions)	$13	$17	$24	$32	$47	$62

Ratios to average net assets:
Gross expenses	1.84%[5]	1.68%	1.74%	1.72%	1.69%	1.62%
Net expenses[6]	1.84 [5]	1.68	1.74	1.72	1.69	1.53 [7,8]
Net investment income	2.65 [5]	2.54	2.16	1.41	1.83	2.90

Portfolio turnover rate[9]	213%	156%	97%	124%	265%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.62%. Class B received $138,332 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014 and 549%, 229%, 628%, 1,064% and 298% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$10.66	$10.88	$10.79

Income (loss) from operations:
Net investment income	0.15	0.29	0.11
Net realized and unrealized gain (loss)	0.28	(0.19)	0.19
Total income from operations	0.43	0.10	0.30

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.11)
Net realized gains	—	—	(0.10)
Total distributions	(0.17)	(0.32)	(0.21)

Net asset value, end of period	$10.92	$10.66	$10.88
Total return[4]	4.12%	0.84%	2.83%

Net assets, end of period (000s)	$7,124	$7,335	$3,706

Ratios to average net assets:
Gross expenses	1.72%[5]	1.73%	1.54%[5]
Net expenses[6,7]	1.72 [5]	1.70 [8]	1.54 [5]
Net investment income	2.77 [5]	2.69	2.46 [5]

Portfolio turnover rate[9]	213%	156%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014, 549% for the year ended December 31, 2013 and 229% for the period ended December 31, 2012.

See Notes to Financial Statements.

28	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.67	$10.89	$10.54	$10.31	$9.77	$9.28

Income (loss) from operations:
Net investment income	0.16	0.31	0.25	0.16	0.19	0.27
Net realized and unrealized gain (loss)	0.29	(0.17)	0.49	0.42	0.64	0.49
Proceeds from settlement of a regulatory matter	—	—	—	—	0.02	—
Total income from operations	0.45	0.14	0.74	0.58	0.85	0.76

Less distributions from:
Net investment income	(0.18)	(0.36)	(0.27)	(0.19)	(0.26)	(0.27)
Net realized gains	—	—	(0.12)	(0.16)	(0.05)	—
Total distributions	(0.18)	(0.36)	(0.39)	(0.35)	(0.31)	(0.27)

Net asset value, end of period	$10.94	$10.67	$10.89	$10.54	$10.31	$9.77
Total return[4]	4.22%	1.24%	7.10%	5.65%	8.78%[5]	8.26%

Net assets, end of period (millions)	$28	$31	$44	$56	$68	$69

Ratios to average net assets:
Gross expenses	1.51%[6]	1.43%	1.62%	1.67%	1.63%	1.67%
Net expenses[7]	1.51 [6]	1.43	1.62	1.67	1.63	1.60 [8,9]
Net investment income	2.98 [6]	2.79	2.28	1.48	1.88	2.82

Portfolio turnover rate[10]	213%	156%	97%	124%	265%	35%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.57%. Class C1 received $107,022 related to this distribution.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C1 shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014 and 549%, 229%, 628%, 1,064% and 298% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.70	$10.93	$10.58	$10.35	$9.80	$9.30

Income (loss) from operations:
Net investment income	0.21	0.45	0.36	0.26	0.27	0.35
Net realized and unrealized gain (loss)	0.30	(0.23)	0.48	0.42	0.66	0.50
Total income from operations	0.51	0.22	0.84	0.68	0.93	0.85

Less distributions from:
Net investment income	(0.23)	(0.45)	(0.37)	(0.29)	(0.33)	(0.35)
Net realized gains	—	—	(0.12)	(0.16)	(0.05)	—
Total distributions	(0.23)	(0.45)	(0.49)	(0.45)	(0.38)	(0.35)

Net asset value, end of period	$10.98	$10.70	$10.93	$10.58	$10.35	$9.80
Total return[3]	4.69%	1.97%	8.06%	6.61%	9.57%	9.35%

Net assets, end of period (millions)	$293	$259	$20	$7	$5	$3

Ratios to average net assets:
Gross expenses	0.59%[4]	0.61%	0.70%	0.75%	0.86%	0.75%
Net expenses[5,6]	0.59 [4]	0.60 [7]	0.70 [7]	0.75	0.84 [7]	0.71 [7,8]
Net investment income	3.89 [4]	4.14	3.31	2.41	2.65	3.68

Portfolio turnover rate[9]	213%	156%	97%	124%	265%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective August 1, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation was 0.85%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 711% for the six months ended June 30, 2014 and 549%, 229%, 628%, 1,064% and 298% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

30	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized mortgage obligations	—	$544,042,704	$855,563	$544,898,267
Asset-backed securities	—	58,673,065	—	58,673,065
Mortgage-backed securities	—	188,131,867	—	188,131,867
U.S. government & agency obligations	—	50,560,668	—	50,560,668
Purchased options	—	1,876,182	—	1,876,182
Total long-term investments	—	$843,284,486	$855,563	$844,140,049
Short-term investments†	—	130,525,976	—	130,525,976
Total investments	—	$973,810,462	$855,563	$974,666,025
Other financial instruments:
Futures contracts	$732,440	—	—	$732,440
OTC total return swaps‡	—	$83,986	—	83,986
Total other financial instruments	$732,440	$83,986	—	$816,426
Total	$732,440	$973,894,448	$855,563	$975,482,451

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$3,114,844	—	$3,114,844
Futures contracts	$185,964	—	—	185,964
OTC total return swaps‡	—	27,318	—	27,318
Total	$185,964	$3,142,162	—	$3,328,126

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase

34	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Interest rate swaps

The Fund may enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

36	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

(k) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

38	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

As of June 30, 2014, the Fund held written options and OTC total return swaps with credit related contingent features which had a liability position of $3,142,162. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2014, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,200,000, which could be used to reduce the required payment.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C and Class I did not exceed 1.75% and 0.70%, respectively. The ratio of expenses to average net assets of Class 1 shares did not exceed those of Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares (formerly Class C shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases,

40	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $57,188 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$230	$7,481	$1,835

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2014, the Fund had accrued $1,590 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$26,081,416	$5,891,988,705
Sales	54,713,322	5,886,537,310

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$45,647,123
Gross unrealized depreciation	(18,487,412)
Net unrealized appreciation	$27,159,711

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	150	6/16	$36,849,863	$36,960,000	$110,137
U.S. Treasury 10-Year Notes	642	9/14	80,131,133	80,360,344	229,211
U.S. Treasury Long-Term Bonds	60	9/14	8,277,976	8,231,250	(46,726)
U.S. Treasury Ultra Long-Term Bonds	74	9/14	10,975,811	11,095,375	119,564
					412,186
Contracts to Sell:
90-Day Eurodollar	150	6/18	36,243,262	36,382,500	(139,238)
U.S. Treasury 2-Year Notes	305	9/14	67,013,228	66,976,094	37,134
U.S. Treasury 5-Year Notes	1,143	9/14	136,780,246	136,543,852	236,394
					134,290
Net unrealized appreciation on open futures contracts					$546,476

During the six months ended June 30, 2014, written option transactions for the Fund were as follows:

	Contracts/Notional Amount	Premiums
Written options, outstanding as of December 31, 2013	306	$539,287
Options written	250,000,000	2,265,625
Options closed	(306)	(539,287)
Options exercised	—	—
Options expired	—	—
Written options, outstanding as of June 30, 2014	250,000,000	$2,265,625

At June 30, 2014, the Fund held TBA securities with a total cost of $122,439,024.

42	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

At June 30, 2014, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by The Fund†	Periodic Payments Received by The Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank Securities Inc.	$7,429,000	1/12/41	1-Month LIBOR	IOS.FN30.500.10	$38,853	$(13,452)
Bank of America Securities LLC	11,875,144	1/12/40	1-Month LIBOR	IOS.FN30.500.09	(11,895)	41,379
Citigroup Global Markets	5,897,800	1/12/40	1-Month LIBOR	IOS.FN30.450	31,580	(43,293)
Citigroup Global Markets	2,366,319	1/12/41	1-Month LIBOR	IOS.FN30.450	11,559	(12,194)
Credit Suisse First Boston Inc.	12,140,243	1/12/41	1-Month LIBOR	IOS.FN30.450.10	(14,193)	10,935
JPMorgan Securities Inc.	5,860,461	1/12/40	1-Month LIBOR	IOS.FN30.500.09	49,738	(35,187)
JPMorgan Securities Inc.	5,860,461	1/12/40	1-Month LIBOR	IOS.FN30.500.09	19,451	(4,901)
JPMorgan Securities Inc.	5,897,801	1/12/40	1-Month LIBOR	IOSFN30.450.09	(4,693)	(7,019)
Total	$57,327,229				$120,400	$(63,732)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$1,876,182
Futures contracts[3]	732,440
OTC swap contracts[4]	83,986
Total	$2,692,608

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$3,114,844
Futures contracts[3]	185,964
OTC swap contracts[4]	27,318
Total	$3,328,126

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(743,106)
Written options	500,042
Futures contracts	1,912,313
Swap contracts	25,019
Total	$1,694,268

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$465,602
Written options	(599,599)
Futures contracts	963,015
Swap contracts	(797,339)
Total	$31,679

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$898,835
Written options	1,339,115
Futures contracts (to buy)	132,358,944
Futures contracts (to sell)	211,567,497

Average Notional Balance
Interest rate swap contracts[1]	$10,714,286
Total return swap contracts	50,791,107

[1]	At June 30, 2014, there were no open positions held in this derivative.

44	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$1,876,182	—	$1,876,182
Futures contracts[3]	17,684	—	17,684
OTC swap contracts	83,986	—	83,986
Total	$1,977,852	—	$1,977,852

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$3,114,844	—	$3,114,844
OTC swap contracts	27,318	$(27,318)	—
Total	$3,142,162	$(27,318)	$3,114,844

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, Class C and Class C1 shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$38,708
Class A	$609,686	384,053
Class B	55,545	40,513
Class C	36,508	6,234
Class C1	100,324	37,996
Class I	—	56,633
Total	$802,063	$564,137

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class 1	$822,508	$1,727,185
Class A	9,440,592	19,322,391
Class B	221,506	587,986
Class C	113,370	210,062
Class C1	475,013	1,147,161
Class I	5,763,669	6,934,820
Total	$16,836,658	$29,929,605

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	76,255	$825,248	158,719	$1,727,185
Shares repurchased	(250,965)	(2,707,412)	(508,509)	(5,561,716)
Net decrease	(174,710)	$(1,882,164)	(349,790)	$(3,834,531)

Class A
Shares sold	3,798,447	$40,957,976	20,082,667	$219,578,830
Shares issued on reinvestment	849,488	9,183,825	1,730,316	18,798,206
Shares repurchased	(7,553,631)	(81,585,265)	(21,356,708)	(232,654,422)
Net increase (decrease)	(2,905,696)	$(31,443,464)	456,275	$5,722,614

Class B
Shares sold	8,824	$95,193	48,523	$531,068
Shares issued on reinvestment	20,290	219,412	53,465	581,309
Shares repurchased	(410,560)	(4,430,798)	(767,400)	(8,395,156)
Net decrease	(381,446)	$(4,116,193)	(665,412)	$(7,282,779)

Class C
Shares sold	94,474	$1,017,090	508,492	$5,577,050
Shares issued on reinvestment	9,012	97,394	17,288	187,441
Shares repurchased	(139,778)	(1,508,134)	(177,993)	(1,935,032)
Net increase (decrease)	(36,292)	$(393,650)	347,787	$3,829,459

46	Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class C1
Shares sold	94,985	$1,024,456	385,926	$4,227,456
Shares issued on reinvestment	41,377	447,727	100,128	1,089,045
Shares repurchased	(471,206)	(5,087,022)	(1,686,358)	(18,483,821)
Net decrease	(334,844)	$(3,614,839)	(1,200,304)	$(13,167,320)

Class I
Shares sold	4,953,014	$53,618,111	29,512,333	$324,295,439
Shares issued on reinvestment	404,998	4,404,043	293,457	3,193,267
Shares repurchased	(2,907,361)	(31,499,793)	(7,390,438)	(80,685,830)
Net increase	2,450,651	$26,522,361	22,415,352	$246,802,876

Western Asset Mortgage Backed Securities Fund 2014 Semi-Annual Report	47

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agents*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s sole transfer agent.

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/14 SR14-2275

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014